Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Government Money Market Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
The following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Risks” heading.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to an income component). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.26% A, B	0.26% A, B	0.26	% A, B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.01% B	0.01% B	0.01	% B

Total annual operating expenses	0.27%	0.37%	0.52%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 28	$ 38	$ 53

3 years	$ 87	$ 119	$ 167

5 years	$ 152	$ 208	$ 291

10 years	$ 343	$ 468	$ 653
Supplement to the
Fidelity® Variable Insurance Products
Government Money Market Portfolio
Investor Class
April 29, 2023
Prospectus
The following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Risks” heading.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to an income component). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.29% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.30%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 31

3 years	$ 97

5 years	$ 169

10 years	$ 381

Initial Service and Service 2 | Government Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Government Money Market Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
The following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Risks” heading.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to an income component). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.26% A, B	0.26% A, B	0.26	% A, B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.01% B	0.01% B	0.01	% B

Total annual operating expenses	0.27%	0.37%	0.52%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 28	$ 38	$ 53

3 years	$ 87	$ 119	$ 167

5 years	$ 152	$ 208	$ 291

10 years	$ 343	$ 468	$ 653

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial Service and Service 2 | Government Money Market Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the fund.
Initial Service and Service 2 | Government Money Market Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Initial Service and Service 2 | Government Money Market Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fidelity Investments and its affiliates, the fund’s sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Initial Service and Service 2 | Government Money Market Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Initial Service and Service 2 | Government Money Market Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.26%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.27%
1 year	rr_ExpenseExampleYear01	$ 28
3 years	rr_ExpenseExampleYear03	87
5 years	rr_ExpenseExampleYear05	152
10 years	rr_ExpenseExampleYear10	$ 343
Initial Service and Service 2 | Government Money Market Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.26%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.37%
1 year	rr_ExpenseExampleYear01	$ 38
3 years	rr_ExpenseExampleYear03	119
5 years	rr_ExpenseExampleYear05	208
10 years	rr_ExpenseExampleYear10	$ 468
Initial Service and Service 2 | Government Money Market Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.26%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.52%
1 year	rr_ExpenseExampleYear01	$ 53
3 years	rr_ExpenseExampleYear03	167
5 years	rr_ExpenseExampleYear05	291
10 years	rr_ExpenseExampleYear10	$ 653
Investor | Government Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Government Money Market Portfolio
Investor Class
April 29, 2023
Prospectus
The following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Risks” heading.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to an income component). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.29% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.30%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 31

3 years	$ 97

5 years	$ 169

10 years	$ 381

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Government Money Market Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the fund.
Investor | Government Money Market Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Investor | Government Money Market Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fidelity Investments and its affiliates, the fund’s sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Investor | Government Money Market Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Investor | Government Money Market Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.29%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.30%
1 year	rr_ExpenseExampleYear01	$ 31
3 years	rr_ExpenseExampleYear03	97
5 years	rr_ExpenseExampleYear05	169
10 years	rr_ExpenseExampleYear10	$ 381

[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements.
[3]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.